Document and Entity Information	Jul. 07, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 07, 2021
Entity File Number	001-34376
Entity Registrant Name	IEC ELECTRONICS CORP.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3458955
Entity Address, Address Line One	105 Norton Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14513
City Area Code	315
Local Phone Number	331-7742
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	IEC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000049728
Amendment Flag	false